SCHWAB

YIELDPLUS FUND(TM)

                 February 28, 2002

                 Semiannual Report


                                                           [CHARLES SCHWAB LOGO]

[PHOTO CHARLES SCHWAB]

Dear Shareholder,

In the six months covered by this report, investor confidence was tested by the events of September 11, concerns about corporate accounting and continuing economic weakness. While many investors remain nervous about these events, we believe that the best way to create wealth is by participating in the financial markets, and the present time is no exception.

We at Schwab believe that you are more likely to reach your financial goals by both maintaining a diversified portfolio across and within asset classes and by staying in the market for the long term.

By investing in SchwabFunds,(R) you've already taken an important step. Our spectrum of mutual funds is designed to help you meet your financial objectives. Thank you for the trust that you have placed in SchwabFunds.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab

SCHWAB
YIELDPLUS FUND(TM)

SEMIANNUAL REPORT
September 1, 2001 - February 28, 2002

    1   Market Overview

    5   Schwab YieldPlus Fund

   21   Financial Notes
        -----------------------------------------------------------------------
   24   HOW TO READ THIS REPORT

        An illustrated guide to the financials, along with a glossary.

MARKET OVERVIEW ECONOMY APPEARS TO BE RECOVERING FROM RECESSION.

After a relatively mild recession that began in March 2001, the U.S. economy appeared to be strengthening as the six-month report period drew to a close.

[PHOTO OF MANUFACTURING WORKER]

The Institute for Supply Management report for February, a forward-looking measure of the nation's economic health, indicated growth in the manufacturing sector for the first time in a year and a half. The final calculations of the nation's Gross Domestic Product (GDP) for the last quarter of 2001 turned out to be sharply higher than earlier calculations. The two upward revisions that were made to the original estimate of Q4 GDP provided evidence that the recession was not only brief but was milder than expected. This news raised the possibility of a recovery earlier than many economists had previously anticipated.

For most of the period, however, economic doubts prevailed. The Federal Reserve Board (the Fed) cut short-term interest rates throughout 2001, reducing the benchmark Fed Funds Rate from 6.50% to 1.75%. This cycle of interest rate reductions appears to have ended with the rate cut in December, the last of four cuts that occurred during the report period.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period.

[LINE CHART]

            Lehman Aggregate   MSCI EAFE     Russell 2000     S&P 500    3 Month
               Bond Index        Index     Small-Cap Index     Index      T-Bill
31-Aug-01           0                0              0              0          0
 7-Sep-01        0.14               -5          -4.97          -4.17       0.07
14-Sep-01        0.85           -10.89          -5.88          -3.58       0.09
21-Sep-01        0.54           -17.15         -19.07         -14.76       0.34
28-Sep-01        1.17           -10.03         -13.46          -8.04       0.38
 5-Oct-01        1.72            -7.34         -11.28          -5.36       0.45
12-Oct-01        1.31            -6.11          -8.35          -3.57       0.48
19-Oct-01         1.8            -8.31          -8.96          -5.17       0.53
26-Oct-01        2.25            -5.38          -6.18          -2.42       0.58
 2-Nov-01        2.86             6.66          -7.34          -3.87       0.64
 9-Nov-01        3.33            -4.66          -6.24          -0.94       0.71
16-Nov-01        1.21            -4.04          -3.38           0.68       0.72
23-Nov-01        0.88            -4.46          -1.84           1.72       0.75
30-Nov-01        1.87            -4.31          -1.31           0.88        0.8
 7-Dec-01        0.36            -2.85           3.09           2.55       0.84
14-Dec-01        0.38            -6.41           1.01          -0.57       0.86
21-Dec-01        0.82            -6.06           3.74           1.36        0.9
28-Dec-01        0.76            -4.27           5.87           2.79       0.93
 4-Jan-02        0.97            -2.27           7.09           3.93       0.97
11-Jan-02         2.5            -5.16           5.11           1.54       1.02
18-Jan-02        2.33            -6.96           1.77          -0.05       1.04
25-Jan-02        1.79            -8.01           2.86           0.45       1.06
 1-Feb-02        2.24            -9.07           3.04          -0.44       1.09
 8-Feb-02        2.58           -10.37           0.19          -2.75       1.13
15-Feb-02         2.8            -8.16           0.78          -2.04       1.16
22-Feb-02           3           -10.13          -0.09          -3.31       1.19

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.


Data source: Charles Schwab & Co., Inc. (Schwab).

     Although unemployment rose during most of the report period, it is still not high by historical standards.

MARKET OVERVIEW Continued


JOBLESS RATE RISES SHARPLY, THEN BEGINS TO RETREAT AGAIN.

[PHOTO OF PEOPLE WAITING FOR TRAIN]

After reaching new lows in 2000, the U.S. unemployment rate began rising rapidly in 2001. By the end of December 2001 it was at 5.8%, the highest level in over six years. To the surprise of most economists, unemployment proceeded to drop in January and again in February. However, unemployment may rise again in the coming months, until the effects of the recovery reach the job market. Meanwhile, inflation remained low, in part because employers have enjoyed strong worker productivity, which has helped stabilize labor costs and consumer prices.

PACED BY RATE CUTS, BOND PRICES RISE; U.S. STOCKS FALL, RECOVER.

With U.S. equities ending the report period about where they began, foreign equities falling and money markets seeing their lowest yields in years, bonds emerged as one of the best performing asset classes for the report period (see chart, previous page).

Two key factors combined to help create this situation. The Fed's continuing series of interest rate cuts during the report period meant steady downward pressure on yields and, consequently, upward pressure on bond prices. Demand from investors
-------------------------------------------------------------------------------
ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH

Annualized growth rate for each quarter shown

Growth of 1.7% in Q4 2001 surprised many, as earlier expectations were for negative GDP growth. With only one negative quarter (Q3 2001), the U.S. economy, by one traditional measure, did not see a recession in 2001.

[BAR CHART]

Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.3
Q3 2001                  -1.3
Q4 2001                   1.7

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
-------------------------------------------------------------------------------
2

     Inflation doesn't appear to be a problem for now. But convincing evidence of an economic revival could lead to interest rate increases.

fleeing stocks also helped push bond prices up. In fact, investors' preference for Treasuries was so strong that the yield difference between Treasuries and investment-grade corporate bonds grew wider than at any point in the last ten years, including the previous recession.

Prices of U.S. equities, which began the report period well below the all-time highs of early 2000, fell further in the wake of the tragic events of 9/11. But overall, by the end of the report period, U.S. stocks were able to recover the ground they lost in September.

[PHOTO OF WAREHOUSE]

LOOKING AHEAD: NEGATIVE FACTORS SEEM UNLIKELY TO DERAIL RECOVERY.

There is enough evidence to support the view that the economy is improving, and is likely to continue to do so throughout 2002.

More businesses appear ready to resume making capital expenditures and have already begun rebuilding inventories, which fell during 2001 as they typically do in a recession.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply in 2001, to 5.8% -- nearly two percentage points above its three-decade low of 3.9% in 2000. Since then, small declines indicate that the biggest increases may be over for now.

[LINE CHART]

Dec-91               7.3
Jan-92               7.3
Feb-92               7.4
Mar-92               7.4
Apr-92               7.4
May-92               7.6
Jun-92               7.8
Jul-92               7.7
Aug-92               7.6
Sep-92               7.6
Oct-92               7.3
Nov-92               7.4
Dec-92               7.4
Jan-93               7.3
Feb-93               7.1
Mar-93                 7
Apr-93               7.1
May-93               7.1
Jun-93                 7
Jul-93               6.9
Aug-93               6.8
Sep-93               6.7
Oct-93               6.8
Nov-93               6.6
Dec-93               6.5
Jan-94               6.8
Feb-94               6.6
Mar-94               6.5
Apr-94               6.4
May-94               6.1
Jun-94               6.1
Jul-94               6.3
Aug-94                 6
Sep-94               5.8
Oct-94               5.8
Nov-94               5.6
Dec-94               5.5
Jan-95               5.6
Feb-95               5.4
Mar-95               5.3
Apr-95               5.8
May-95               5.8
Jun-95               5.6
Jul-95               5.6
Aug-95               5.7
Sep-95               5.6
Oct-95               5.5
Nov-95               5.7
Dec-95               5.6
Jan-96               5.6
Feb-96               5.5
Mar-96               5.6
Apr-96               5.5
May-96               5.6
Jun-96               5.3
Jul-96               5.5
Aug-96               5.1
Sep-96               5.2
Oct-96               5.2
Nov-96               5.3
Dec-96               5.4
Jan-97               5.3
Feb-97               5.3
Mar-97               5.1
Apr-97                 5
May-97               4.7
Jun-97                 5
Jul-97               4.7
Aug-97               4.9
Sep-97               4.7
Oct-97               4.7
Nov-97               4.6
Dec-97               4.7
Jan-98               4.5
Feb-98               4.6
Mar-98               4.6
Apr-98               4.3
May-98               4.3
Jun-98               4.5
Jul-98               4.5
Aug-98               4.5
Sep-98               4.5
Oct-98               4.5
Nov-98               4.4
Dec-98               4.3
Jan-99               4.3
Feb-99               4.4
Mar-99               4.2
Apr-99               4.3
May-99               4.2
Jun-99               4.3
Jul-99               4.3
Aug-99               4.2
Sep-99               4.2
Oct-99               4.1
Nov-99               4.1
Dec-99               4.1
Jan-00                 4
Feb-00               4.1
Mar-00               4.1
Apr-00               3.9
May-00               4.1
Jun-00                 4
Jul-00                 4
Aug-00               4.1
Sep-00               3.9
Oct-00               3.9
Nov-00                 4
Dec-00                 4
Jan-01                4.2
Feb-01                4.2
Mar-01                4.3
Apr-01                4.5
May-01                4.4
Jun-01                4.5
Jul-01                4.5
Aug-01                4.9
Sep-01                4.9
Oct-01                5.4
Nov-01                5.6
Dec-01                5.8
Jan-02                5.6
Feb-02                5.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index
(monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended February 28, 2002 (2.6% if food and energy are excluded). ECI rose 4.1% for the 12 months ended December 31, 2001.

[LINE CHART]

Date          Consumer Price Index
Dec-91               3.1
Jan-92               2.6
Feb-92               2.8
Mar-92               3.2
Apr-92               3.2
May-92                 3
Jun-92               3.1
Jul-92               3.2
Aug-92               3.1
Sep-92                 3
Oct-92               3.2
Nov-92                 3
Dec-92               2.9
Jan-93               3.3
Feb-93               3.2
Mar-93               3.1
Apr-93               3.2
May-93               3.2
Jun-93                 3
Jul-93               2.8
Aug-93               2.8
Sep-93               2.7
Oct-93               2.8
Nov-93               2.7
Dec-93               2.7
Jan-94               2.5
Feb-94               2.5
Mar-94               2.5
Apr-94               2.4
May-94               2.3
Jun-94               2.5
Jul-94               2.8
Aug-94               2.9
Sep-94                 3
Oct-94               2.6
Nov-94               2.7
Dec-94               2.7
Jan-95               2.8
Feb-95               2.9
Mar-95               2.9
Apr-95               3.1
May-95               3.2
Jun-95                 3
Jul-95               2.8
Aug-95               2.6
Sep-95               2.5
Oct-95               2.8
Nov-95               2.6
Dec-95               2.5
Jan-96               2.7
Feb-96               2.7
Mar-96               2.8
Apr-96               2.9
May-96               2.9
Jun-96               2.8
Jul-96                 3
Aug-96               2.9
Sep-96                 3
Oct-96                 3
Nov-96               3.3
Dec-96               3.3
Jan-97                 3
Feb-97                 3
Mar-97               2.8
Apr-97               2.5
May-97               2.2
Jun-97               2.3
Jul-97               2.2
Aug-97               2.2
Sep-97               2.2
Oct-97               2.1
Nov-97               1.8
Dec-97               1.7
Jan-98               1.6
Feb-98               1.4
Mar-98               1.4
Apr-98               1.4
May-98               1.7
Jun-98               1.7
Jul-98               1.7
Aug-98               1.6
Sep-98               1.5
Oct-98               1.5
Nov-98               1.5
Dec-98               1.6
Jan-99               1.7
Feb-99               1.6
Mar-99               1.7
Apr-99               2.3
May-99               2.1
Jun-99                 2
Jul-99               2.1
Aug-99               2.3
Sep-99               2.6
Oct-99               2.6
Nov-99               2.6
Dec-99               2.7
Jan-00               2.7
Feb-00               3.2
Mar-00               3.7
Apr-00                 3
May-00               3.1
Jun-00               3.7
Jul-00               3.7
Aug-00               3.4
Sep-00               3.5
Oct-00               3.4
Nov-00               3.4
Dec-00               3.4
Jan-01               3.7
Feb-01               3.5
Mar-01               2.9
Apr-01               3.3
May-01               3.6
Jun-01               3.2
Jul-01               2.7
Aug-01               2.7
Sep-01               2.6
Oct-01               2.1
Nov-01               1.9
Dec-01               1.6
Jan-02               1.1
Feb-02               1.1

 Qtr          Employment Cost Index
Dec-91               4.3
Mar-92                 4
Jun-92               3.6
Sep-92               3.5
Dec-92               3.5
Mar-93               3.5
Jun-93               3.6
Sep-93               3.6
Dec-93               3.5
Mar-94               3.2
Jun-94               3.2
Sep-94               3.2
Dec-94                 3
Mar-95               2.9
Jun-95               2.9
Sep-95               2.7
Dec-95               2.7
Mar-96               2.8
Jun-96               2.9
Sep-96               2.8
Dec-96               2.9
Mar-97               2.9
Jun-97               2.8
Sep-97                 3
Dec-97               3.3
Mar-98               3.3
Jun-98               3.5
Sep-98               3.7
Dec-98               3.4
Mar-99                 3
Jun-99               3.2
Sep-99               3.1
Dec-99               3.4
Mar-00               4.3
Jun-00               4.4
Sep-00               4.3
Dec-00               4.1
Mar-01               4.1
Jun-01               3.9
Sep-01               4.1
Dec-01               4.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued

[PHOTO OF AMERICAN FLAG]

Consumer spending should remain strong in 2002. However, as it did not retrench much during the recession (except for a fairly brief period after 9/11), consumer spending is not likely to grow significantly, which it typically does after a recession.

Any realistic assessment of economic prospects must encompass negative factors as well. Recent concerns about corporate accounting practices have understandably made investors nervous. However, this situation should not undermine the view of improving economic conditions. There are still uncertainties associated with the ongoing war on terrorism which may affect the economy and financial markets. A rise in petroleum prices, which might occur if the antiterrorism coalition were to lose support from some Middle Eastern countries, would be a setback for the U.S. economy. A decline in consumer spending would be damaging to the economy, while stock prices would likely retreat if corporations reported sub-par earnings.

Although inflation presently looks benign, a stronger increase in economic activity may prompt the Fed to raise interest rates earlier than expected as a preemptive move. In spite of these issues, however, the overall economic outlook remains positive.

YIELDS OF U.S. TREASURY BONDS

Effective yields of five-year and ten-year Treasuries

For most of 2001 (and the report period), Treasury prices soared and yields plunged as investors sought security. Falling interest rates and a decreasing supply of Treasuries aided this trend.

[LINE CHART]

                               5 YEAR                 10 YEAR
                        TREASURY BOND YIELD     TREASURY BOND YIELD
       31-Dec-91                 5.93                   6.7
       31-Jan-92                 6.43                  7.27
       29-Feb-92                 6.56                  7.25
       31-Mar-92                 6.92                  7.53
       30-Apr-92                 6.88                  7.58
       31-May-92                  6.6                  7.32
       30-Jun-92                 6.27                  7.12
       31-Jul-92                 5.82                  6.71
       31-Aug-92                 5.58                   6.6
       30-Sep-92                 5.32                  6.35
       31-Oct-92                 5.89                  6.79
       30-Nov-92                 6.22                  6.94
       31-Jan-93                 5.55                  6.36
       28-Feb-93                 5.21                  6.02
       31-Mar-93                 5.24                  6.02
       30-Apr-93                 5.11                  6.01
       31-May-93                 5.37                  6.15
       30-Jun-93                 5.05                  5.78
       31-Jul-93                 5.15                  5.81
       31-Aug-93                 4.79                  5.45
       30-Sep-93                 4.77                  5.38
       31-Oct-93                 4.85                  5.43
       30-Nov-93                 5.16                  5.82
       31-Dec-93                 5.21                  5.79
       31-Jan-94                 5.02                  5.64
       28-Feb-94                 5.57                  6.13
       31-Mar-94                 6.23                  6.74
       30-Apr-94                 6.64                  7.04
       31-May-94                 6.76                  7.15
       30-Jun-94                 6.95                  7.32
       31-Jul-94                 6.73                  7.11
       31-Aug-94                  6.8                  7.17
       30-Sep-94                 7.28                   7.6
       31-Oct-94                 7.49                  7.81
       30-Nov-94                 7.79                  7.91
       31-Dec-94                 7.83                  7.82
       31-Jan-95                 7.51                  7.58
       28-Feb-95                 7.04                   7.2
       31-Mar-95                 7.07                   7.2
       30-Apr-95                 6.88                  7.06
       31-May-95                 6.05                  6.28
       30-Jun-95                 5.97                   6.2
       31-Jul-95                 6.16                  6.43
       31-Aug-95                 6.07                  6.28
       30-Sep-95                 6.02                  6.18
       31-Oct-95                 5.81                  6.02
       30-Nov-95                 5.52                  5.74
       31-Dec-95                 5.38                  5.57
       31-Jan-96                 5.24                  5.58
       29-Feb-96                 5.73                   6.1
       31-Mar-96                 6.09                  6.33
       30-Apr-96                 6.41                  6.67
       31-May-96                 6.63                  6.85
       30-Jun-96                 6.46                  6.71
       31-Jul-96                 6.57                  6.79
       31-Aug-96                 6.73                  6.94
       30-Sep-96                 6.46                   6.7
       31-Oct-96                 6.07                  6.34
       30-Nov-96                 5.83                  6.04
       31-Dec-96                 6.21                  6.42
       31-Jan-97                 6.25                  6.49
       28-Feb-97                 6.39                  6.55
       31-Mar-97                 6.75                   6.9
       30-Apr-97                 6.57                  6.72
       31-May-97                  6.5                  6.66
       30-Jun-97                 6.38                   6.5
       31-Jul-97                  5.9                  6.01
       31-Aug-97                 6.22                  6.34
       30-Sep-97                 5.99                   6.1
       31-Oct-97                 5.71                  5.83
       30-Nov-97                 5.84                  5.87
       31-Dec-97                 5.71                  5.74
       31-Jan-98                 5.38                  5.51
       28-Feb-98                 5.59                  5.62
       31-Mar-98                 5.62                  5.65
       30-Apr-98                 5.64                  5.67
       31-May-98                 5.55                  5.55
       30-Jun-98                 5.47                  5.45
       31-Jul-98                  5.5                  5.49
       31-Aug-98                  4.8                  4.98
       30-Sep-98                 4.22                  4.42
       31-Oct-98                 4.23                  4.61
       30-Nov-98                 4.48                  4.71
       31-Dec-98                 4.54                  4.65
       31-Jan-99                 4.55                  4.65
       28-Feb-99                 5.22                  5.29
       31-Mar-99                  5.1                  5.24
       30-Apr-99                 5.21                  5.35
       31-May-99                 5.58                  5.62
       30-Jun-99                 5.65                  5.78
       31-Jul-99                 5.79                   5.9
       31-Aug-99                 5.87                  5.97
       30-Sep-99                 5.75                  5.88
       31-Oct-99                 5.96                  6.02
       30-Nov-99                 6.11                  6.19
       31-Dec-99                 6.34                  6.44
       31-Jan-00                 6.68                  6.67
       29-Feb-00                  6.6                  6.41
       31-Mar-00                 6.31                     6
       30-Apr-00                 6.54                  6.21
       31-May-00                 6.52                  6.27
       30-Jun-00                 6.19                  6.03
       31-Jul-00                 6.15                  6.03
       31-Aug-00                 5.97                  5.73
       30-Sep-00                 5.85                   5.8
       31-Oct-00                 5.81                  5.75
       30-Nov-00                 5.43                  5.47
       31-Dec-00                 4.98                  5.11
       31-Jan-01                 4.77                  5.11
       28-Feb-01                 4.66                   4.9
       31-Mar-01                 4.56                  4.92
       30-Apr-01                 4.89                  5.34
       31-May-01                 4.91                  5.38
       30-Jun-01                 4.95                  5.41
       31-Jul-01                 4.53                  5.05
       31-Aug-01                 4.38                  4.83
       30-Sep-01                  3.8                  4.59
       31-Oct-01                 3.48                  4.23
       30-Nov-01                 4.06                  4.75
       31-Dec-01                  4.3                  5.05
       31-Jan-02                 4.37                  5.03
       28-Feb-02                 4.19                  4.88

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

YIELD CURVE

Average yields of AAA securities of six maturities

The shift in the yield curve shows the effects of the Fed's rate cuts, with short-term rates down sharply, intermediate rates down somewhat and long-term rates virtually unchanged.

[LINE GRAPH]

Yield Curve
Maturity       09/01/01       02/28/02
3 Month          3.43           1.75
6 Month          3.40           1.86
2 Year           3.79           3.06
5 Year           4.53           4.19
10 Year          4.96           4.88
30 Year          5.48           5.42

Note from Schwab: 1 year is no longer being issued; therefore, it is NOT included in the yield curve.

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, because they are assumed to carry higher risk. An inverted yield curve generally means that investors expect rates to fall.

Data source: Bloomberg L.P.

SCHWAB

YIELDPLUS FUND(TM)

    "The Enron situation, September 11 and the large wave of mortgage refinancing made for a volatile report period."
     Portfolio Manager
     Kim Daifotis

[PHOTO OF KIM DAIFOTIS]

KIM DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the fund. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.


TICKER SYMBOLS
INVESTOR SHARES SWYPX
SELECT SHARES(R) SWYSX

[GRAPHIC]

                      INTEREST RATE SENSITIVITY 1
CREDIT QUALITY 1      SHORT      MEDIUM      LONG

HIGH                   / /        / /         / /
MEDIUM                 /X/        / /         / /
LOW                    / /        / /         / /

Investors with investment horizons of one year or more who are seeking an alternative to a money fund or other fixed-income fund may want to consider this fund.

THE FUND SEEKS HIGH CURRENT INCOME WITH MINIMAL CHANGES IN SHARE PRICE.

MANAGER'S PERSPECTIVE

A SERIES OF NEGATIVE EVENTS RATTLED INVESTOR CONFIDENCE DURING THE REPORT PERIOD. The events of 9/11, credit concerns in corporate markets and continued economic weakness created a difficult environment for investors. The Fed acted quickly to renew confidence by further reducing short-term rates from 3.50% to 1.75% over the last four months of 2001. Despite volatility in bond yields and prices, fixed income securities continued to perform well relative to other asset classes as the report period closed.

WORRIES ABOUT ACCOUNTING PRACTICES HURT CORPORATE BONDS. The Enron debacle created higher volatility in the corporate bond market and in the fund's share price. Mortgage securities also faced uncertainty, in their case because of a large wave of refinancing. During the report period, the mortgage sector slightly outperformed Treasuries with comparable maturities, while corporates slightly underperformed Treasuries.

THE FUND CONTINUED TO FAVOR SHORT-TERM CORPORATE AND MORTGAGE BACKED SECURITIES. Buying opportunities for these securities arose as investors traded them for longer-maturity, higher yield securities. Towards the end of the report period, we focused on securities with floating rate coupons in anticipation of a rise in short-term rates.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
     Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

SCHWAB YIELDPLUS FUND(R)


PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 2/28/02

This chart compares performance of the fund's Investor Shares with the Lehman Brothers U.S. Short Treasury: 9-12 Months Index and the Morningstar Ultrashort Bond Fund category. As of the end of the report period, the shares' 30-day SEC yield was 4.47%. 1

[BAR CHART - PLOT POINTS TO COME]

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the Lehman Brothers U.S. Short Treasury: 9-12 Months Index.

[LINE GRAPH - PLOT POINTS TO COME]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The index is unmanaged, and you cannot invest in it directly. The fund's share price and principal value changes, and when you sell your shares they may be worth more or less than what you paid for them. Keep in mind that past performance isn't an indication of future results.

1 Fund yield and returns reflect expense reductions by the fund's investment adviser (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield and returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 2/28/02, the total number of funds in the Morningstar Ultrashort Bond Fund category for the six-month and one-year periods was 93 and 89, respectively.

3    Not annualized.

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 2/28/02

This chart compares performance of the fund's Select Shares with the Lehman Brothers U.S. Short Treasury: 9-12 Months Index and the Morningstar Ultrashort Bond Fund category. As of the end of the report period, the shares' 30-day SEC yield was 4.62%. 1

[BAR CHART - PLOT POINTS TO COME]

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in the Lehman Brothers U.S. Short Treasury: 9-12 Months Index.

[LINE GRAPH - PLOT POINTS TO COME]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The index is unmanaged, and you cannot invest in it directly. The fund's share price and principal value changes, and when you sell your shares they may be worth more or less than what you paid for them. Keep in mind that past performance isn't an indication of future results.

1 Fund yield and returns reflect expense reductions by the fund's investment adviser (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield and returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 2/28/02, the total number of funds in the Morningstar Ultrashort Bond Fund category for the six-month and one-year periods was 93 and 89, respectively.

3    Not annualized.

SCHWAB YIELDPLUS FUND(R)

FUND FACTS

TOP TEN HOLDINGS 1 as of 2/28/02

                                                                                                PERCENTAGE OF
          SECURITY                                                     RATE     MATURITY DATE    INVESTMENTS

 (1)  ATLANTIS TWO FUNDING CORP.                                       2.35%       03/01/02         1.8%
 (2)  SKANDINAVISKA ENSKILDA BANKEN, 144A                              6.50%       06/04/03         1.7%
 (3)  FIRST HORIZON ASSSET SECURITIES, INC.
      Series 2002-2 Class PA                                           5.50%       06/25/30         1.5%
 (4)  VIACOM, INC.                                                     2.10%       03/05/02         1.4%
 (5)  FORD MOTOR CREDIT CO.                                            3.68%       04/25/02         1.4%
 (6)  LIMESTONE ELECTRON TRUST, 144A                                   8.63%       03/15/03         1.3%
 (7)  SIMON PROPERTY GROUP LP,  INC.                                   6.63%       06/15/03         1.2%
 (8)  TCI COMMUNICATIONS, INC.                                         6.38%       05/01/03         1.2%
 (9)  GEORGIA PACIFIC CORP.                                            9.95%       06/15/02         1.2%
 (10) KELLOGG CO.                                                      2.00%       03/01/02         1.2%
 -------------------------------------------------------------------------------------------------------
         TOTAL                                                                                     13.9%

DAILY NAV HISTORY as of 2/28/02

This chart shows the fund's daily NAV history for Investor Shares and Select Shares over the reporting period.

[LINE GRAPH - PLOT POINTS TO COME]

DIVIDENDS PAID in each fiscal year

[BAR CHART - PLOT POINTS TO COME]

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2    Period from the fund's inception on 10/1/99 through 8/31/00.

3    For the six-month period ended 2/28/02.

COMPOSITION OF THE FUND'S PORTFOLIO as of 2/28/02

All figures are shown as a percentage of the fund's investments. Portfolio holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

1.         63.3%          Corporate Bonds
2.         25.8%          Collaterized Mortgage
                          Obligations
3.         10.5%          Commercial Paper and Other
                          Corporate Obligations
4.          0.3%          Preferred Stock
5.          0.1%          U.S. Government securities
                          and Other Investment
                          Companies

BY CREDIT QUALITY 1

[PIE CHART]

1.         26.6%          AAA
2.          0.6%          AA
3.         16.4%          A
4.         41.4%          BBB
5.          4.5%          BB
6.         10.5%          Short-Term Ratings

BY MATURITY

[PIE CHART]

1.         41.7%          0-6   Months
2.         44.3%          7-18  Months
3.         13.7%          19-30 Months
4.          0.3%          More than 30 Months

STATISTICS as of 2/28/02

                                                PEER GROUP
                                    FUND         AVERAGE 2
----------------------------------------------------------
Number of Holdings                  208            175
----------------------------------------------------------
12-Month Yield                     4.95%          5.26%
----------------------------------------------------------
Weighted Average Rate              5.69%          4.56%
----------------------------------------------------------
Weighted Average Maturity          0.8 yrs        2.6 yrs
----------------------------------------------------------
Weighted Average Duration          0.8 yrs        0.9 yrs
----------------------------------------------------------
Weighted Average Credit Quality      A              AA
----------------------------------------------------------

EXPENSE RATIO as of 2/28/02

[BAR CHART - PLOT POINTS TO COME]


1 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.

2 Source: Morningstar, Inc. As of 2/28/02, there were 93 funds in the Morningstar Ultrashort Bond Fund category.

SCHWAB YIELDPLUS FUND(R)- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                    9/1/01-       9/1/00-      10/1/99 1-
Investor Shares                                     2/28/02       8/31/01      8/31/00
-----------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period              10.00           9.92        10.00
                                                    -------------------------------------
Income from investment operations:
        Net investment income                        0.23           0.62         0.61
        Net realized and unrealized losses          (0.15)          0.08        (0.08)
                                                    -------------------------------------
        Total income from investment operations      0.08           0.70         0.53
Less distributions:
        Dividends from net investment income        (0.23)         (0.62)       (0.61)
                                                    -------------------------------------
Net asset value at end of period                     9.85          10.00         9.92
                                                    =====================================
Total return (%)                                     0.77 2         7.33         5.44 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                               0.55 3         0.55         0.55 3,4
Expense reductions reflected in above ratio          0.08 3         0.16         0.24 3
Ratio of net investment income to
    average net assets                               4.43 3         6.03         6.72 3
Portfolio turnover rate                                19            106           81
Net assets, end of period ($ x 1,000,000)             349            185           53

1    Commencement of operations.

2    Not annualized.

3    Annualized.

4 Would have been 0.56% if non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

                                                   9/1/01       9/1/00-   10/1/99 1-
SELECT SHARES(R)                                   2/28/02      8/31/01   8/31/00
-------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------
Net asset value at beginning of period              10.00        9.92     10.00
                                                    ---------------------------------
Income from investment operations:
  Net investment income                              0.23        0.64      0.62
  Net realized and unrealized losses                (0.15)       0.08     (0.08)
                                                    ---------------------------------
        Total income from investment operations      0.08        0.72      0.54
Less distributions:
  Dividends from net investment income              (0.23)      (0.64)    (0.62)
                                                    ---------------------------------
Net asset value at end of period                     9.85       10.00      9.92
                                                    =================================
Total return (%)                                     0.85 2      7.50      5.58 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 0.40 3      0.40      0.40 3,4
Expense reductions reflected in above ratio          0.08 3      0.16      0.24 3
Ratio of net investment income to
  average net assets                                 4.59 3      6.18      6.88 3
Portfolio turnover rate                                19         106        81
Net assets, end of period ($ x 1,000,000)           1,430         772       219



1    Commencement of operations.

2    Not annualized.

3    Annualized.

4 Would have been 0.41% if non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB YIELDPLUS FUND(R) - FINANCIALS

PORTFOLIO HOLDINGS
As of February 28, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 ++  Delayed-delivery security

 *   Collateral for futures contracts

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 63.3%              CORPORATE BONDS
                    Market Value: $1,138,554
                    Cost: $1,141,745

 25.8%              COLLATERIZED MORTGAGE
                    OBLIGATIONS
                    Market Value: $464,098
                    Cost: $461,425

 10.5%              COMMERCIAL PAPER AND OTHER
                    CORPORATE OBLIGATIONS
                    Market Value: $188,610
                    Cost: $188,610

  0.3%              PREFERRED STOCK
                    Market Value: $6,188
                    Cost: $5,873

  0.1%              U.S. GOVERNMENT SECURITIES
                    AND OTHER INVESTMENT COMPANIES
                    Market Value: $1,791
                    Cost: $1,791
                    ------------------------------

100.0%                TOTAL INVESTMENTS
                    Market Value: $1,799,241
                    Cost: $1,799,444

   SECURITY
   SERIES                             FACE VALUE      MKT. VALUE
     RATE, MATURITY DATE              ($ x 1,000)     ($ x 1,000)
   CORPORATE BONDS
   63.3% of investments

   FIXED RATE OBLIGATIONS 46.5%
   --------------------------------------------------------------
   AES CORP.
     8.75%, 12/15/02                      7,000         6,090

   AMERCO
     7.20%, 04/01/02                      4,500         4,503

   ARCHSTONE-SMITH TRUST
     7.15%, 10/15/03                     14,500        15,018

   BEAR STEARNS COMPANY, INC.
     6.13%, 02/01/03                      2,675         2,752

   BECKMA COULTER, INC., 144A
     7.10%, 03/04/03                     12,465        12,778

   BELO (A.H.) CORP.
     6.88%, 06/01/02                     12,190        12,264

   CANADIAN OCCIDENTAL PETROLEUM
     7.13%, 02/04/04                      5,000         5,247

   CAPITAL ONE BANK
     6.38%, 02/15/03                      4,950         4,863
     6.50%, 07/30/04                     10,000         9,677

   CAPITAL ONE FINANCIAL
     7.25%, 12/01/03                      5,000         4,898

   CARPENTER TECHNOLOGY
   Series B
     6.28%, 04/07/03                      6,808         7,002

   CASE CREDIT CORP.
     6.15%, 03/01/02                     15,000        15,000

   CEMEX, S.A., 144A
     8.63%, 07/18/03                     17,500        18,594

   CENDANT CORP.
     7.75%, 12/01/03                     19,966        20,024

   CINERGY CORP.
     6.25%, 09/01/04                     10,000        10,109

   CIT GROUP, INC.
     7.38%, 03/15/03                      5,000         4,960

 * CLEAR CHANNEL COMMUNICATIONS, INC.
     7.25%, 09/15/03                     20,000        20,518

   COLUMBIA/HCA HEALTHCARE CORP.
     6.63%, 07/15/02                      8,650         8,739

See the Financial Notes, which are integral to this information.

   SECURITY
   SERIES                                FACE VALUE     MKT. VALUE
       RATE, MATURITY DATE              ($ x 1,000)     ($ x 1,000)
       COUNTRYWIDE HOME
        LOAN,INC.
       Series J
       5.25%, 05/22/03                     17,000          17,439
       5.25%, 06/15/04                      5,000           5,120

       COX COMMUNICATIONS,
        INC.
       6.50%, 11/15/02                        940             958

       COX RADIO, INC., 144A
       6.25%, 05/15/03                     12,705          13,014

       CUMMINS, INC.
       6.25%, 03/01/03                      9,800           9,894

      *DANA CREDIT CORP.,
        144A
       7.25%, 12/16/02                     10,000           9,629

       DILLIARDS, INC.
       6.31%, 08/01/02                      5,000           4,990

       DIME BANCORP, INC.
       9.00%, 12/19/02                     14,275          14,939

       DOLE FOODS CO.
       7.00%, 05/15/03                     11,415          11,671

       DR. HORTON, INC.
       8.38%, 06/15/04                      5,000           5,150

       EOP OPERATING, L.P.
       6.38%, 02/15/03                      8,200           8,415

       ERAC USA FINANCE CO.,
        144A
       6.38%, 05/15/03                     12,500          12,753
       7.50%, 06/15/03                      6,050           6,274
       6.95%, 03/01/04                      3,575           3,686

       ERP OPERATING,L.P.
       7.95%, 04/15/02                      4,000           4,020
       6.65%, 11/15/03                      1,500           1,568

       FEDERATED DEPARTMENT
        STORES, INC.
       8.13%, 10/15/02                      4,105           4,223

       FLORIDA POWER &
        LIGHT CO.
       6.88%, 03/30/02                      4,000           4,010

       GAP, INC.
       5.63%, 05/01/03                     15,680          15,248

       GENERAL MOTORS
        ACCEPTANCE CORP.
       5.48%, 12/16/02                      3,000           3,061

  *(9) GEORGIA PACIFIC
        CORP.
       9.95%, 06/15/02                     21,115          21,112

       GS ESCROW CORP.
       7.00%, 08/01/03                      4,300           4,363

       HEALTH CARE PROPERTIES
       Series B
       6.66%, 03/06/03                      5,000          5,154

       HEALTHSOUTH CORP., 144A
       3.25%, 04/01/03                     10,000          9,688

       HELLER FINANCIAL, INC.
       7.88%, 05/15/03                      7,500          7,971

       HRPT PROPERTIES TRUST
       Series CL-A
       6.75%, 12/18/02                     10,000         10,211

       ITT CORP.
       6.75%, 11/15/03                     12,500         12,517

     * J.C. PENNEY & CO.
       7.25%, 04/01/02                     18,250         18,251
       6.50%, 06/15/02                      2,900          2,904
       6.13%, 11/15/03                      2,185          2,112

       KN ENERGY, INC.
       6.45%, 03/01/03                      9,300          9,551

       LEHMAN BROTHERS
        HOLDINGS, INC., 144A
       7.00%, 05/15/03                      5,000          5,218

  *(6) LIMESTONE ELECTRON
        TRUST, 144A
       8.63%, 03/15/03                     23,460         23,863

       LITTON INDUSTRIES, INC.
       6.05%, 04/15/03                      5,000          5,124

       MASCO CORP.
       6.00%, 05/03/04                     14,500         14,846

       MBNA CORP.
       Series F
       4.31%, 03/12/02                      5,000          5,000

       MCI WORLDCOM, INC.
       6.13%, 04/15/02                      5,000          4,989

       MCKESSON CORP.
       6.88%, 03/01/02                      6,500          6,500

       MCKESSON FINANCE OF
        CANADA, 144A
       6.55%, 11/01/02                      2,050          2,078

       MERITA BANK YANKEE, 144A
       7.15%, 09/11/02                     20,125         20,486

       MILLIPORE CORP.
       7.20%, 04/01/02                      5,000          5,012

       NATIONAL CONSUMER
        COOPERATIVE BANK
       6.21%, 01/13/03                      5,000          5,149

See the Financial Notes, which are integral to this information.

SCHWAB YIELDPLUS FUND(R) - FINANCIALS


  PORTFOLIO HOLDINGS Continued
     As of February 28, 2002; unaudited.

   SECURITY
   SERIES                                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE               ($ x 1,000)     ($ x 1,000)

     NAVISTAR INTERNATIONAL
     Series B
       7.00%, 02/01/03                         2,900        2,900

     NEWMONT MINING CORP.
       8.63%, 04/01/02                        14,170       14,239

     NEWS AMERICA, INC.
       6.70%, 05/21/04                         4,500        4,705

     NORDSTROM CREDIT, INC.
       7.25%, 04/30/02                         6,000        6,048

     PDVSA FINANCE, LTD.
     Series 1998-1
       6.45%, 02/15/04                         4,003        3,873
     Series 1999-F
       8.75%, 02/15/04                        10,302       10,224

     PETROLEOS MEXICANOS,
      144A
       6.50%, 02/01/05                         5,000        5,150

     POTLATCH CORP.
       6.25%, 03/15/02                         3,850        3,853

     PROTECTIVE LIFE U.S.
      FUNDING TRUST, 144A
       5.50%, 05/14/04                         3,000        3,096

     PSEG CAPITAL CORP., 144A
       6.94%, 07/02/02                         2,000        2,028

     PULTES HOMES, INC.
       9.50%, 04/01/03                         5,000        5,223

     QWEST CAPITAL FUNDING,
      INC.
       5.88%, 08/03/04                         9,000        8,365

     QWEST CORP.
       7.63%, 06/09/03                         2,000        1,964

    *RAYTHEON CO.
       6.45%, 08/15/02                         3,674        3,714
       7.90%, 03/01/03                        16,055       16,634

     ROGERS CABLE SYSTEM
       9.63%, 08/01/02                         2,500        2,531

     ROYAL CARIBBEAN
       7.13%, 09/18/02                        15,526       15,373

     RYDER SYSTEM, INC.
     Series 14
       6.14%, 10/27/03                         5,000        5,099

(7)  SIMON PROPERTY GROUP
      LP, INC.
       6.63%, 06/15/03                        20,870       21,537

(2)  SKANDINAVISKA ENSKILDA
      BANKEN, 144A
       6.50%, 06/04/03                        28,860       29,784

     SPRINT CAPITAL CORP.
       5.70%, 11/15/03                        18,585       17,611

     SUPERVALU, INC.
       7.80%, 11/15/02                         6,565        6,663

*(8) TCI COMMUNICATIONS, INC.
       6.38%, 05/01/03                         21,000      21,479

     TXU CORP.
     Series D
       5.52%, 08/16/03                         10,000      10,097

     TYCO INTERNATIONAL
      GROUP, SA
       6.25%, 06/15/03                         10,000       9,508

     UNION BANK OF NORWAY,144A
       7.35%, 07/09/03                          7,000       7,229

     US WEST CAPITAL FUNDING,
      INC.
       6.13%, 07/15/02                          3,500       3,402

     USA WASTE SERVICES, INC.
       6.50%, 12/15/02                         14,200      14,457

     WASTE MANAGEMENT, INC.
       6.63%, 07/15/02                          2,670       2,693
       7.70%, 10/01/02                          7,400       7,555

     WILLIAMS HOLDINGS OF
      DELAWARE
        6.13%, 12/01/03                          8,400      8,224

     WORLDCOM,INC.
        7.88%, 05/15/03                          8,265      8,243
        6.25%, 08/15/03                          5,000      4,862

     WORLDCOM, INC., 144A
        7.38%, 01/15/03                          4,150      4,048

     YORK INTERNATIONAL CORP.
        6.75%, 03/01/03                          3,500      3,602
                                                          -------
                                                          837,210

    VARIABLE RATE OBLIGATIONS 16.8%
    -------------------------------------------------------------

     AB SPINTAB
        2.87%, 04/30/02                          6,500      6,353

     ALLETE
        2.62%, 04/22/02                          5,000      5,010

     BANK OF BOSTON
        2.62%, 03/15/02                         10,000      9,018

     BNP PARIBAS
        2.54%, 03/20/02                          5,500      5,403

     BOISE CASCADE CORP.
     Series A
        3.82%, 04/15/02                         15,000     15,005

See the Financial Notes, which are integral to this information.

   SECURITY
   SERIES                                  FACE VALUE          MKT. VALUE
       RATE, MATURITY DATE                ($ x 1,000)         ($ x 1,000)

    BOMBARDIER CAPITAL, INC.,
     144A
       4.03%, 05/21/02                         5,000               5,023
       4.15%, 05/21/02                        15,000              15,072

    CENTEX CORP.
     Series E
       3.52%, 04/22/02                        15,000              14,977

    CHRYSLER FINANCIAL CO.,
     L.L.C.
     Series R
       1.97%, 03/20/02                           800                 786

    DAIMLER CHRYSLER, N.A.
     Series C
       2.38%, 08/02/04                        20,000              19,517

(5) FORD MOTOR CREDIT CO.
       3.68%, 04/25/02                        24,600              24,208

    FRANCE TELECOM, 144A
       3.61%, 03/14/02                        15,000              14,969

    GENERAL MOTORS
     ACCEPTANCE CORP.
       2.13%, 04/05/02                        10,000               9,702
       2.68%, 05/06/02                        10,000               9,809

    GOLDEN STATE HOLDINGS
       2.86%, 05/01/02                        10,500              10,374

    GULF STATES UTILITIES, 144A
       3.38%, 03/01/02                        15,000              15,014

    HELLER FINANCIAL, INC.
     Series I
       2.03%, 04/22/02                         5,000               5,012

    INDIANA MICHIGAN POWER
       2.71%, 03/04/02                         2,500               2,501

    KINDER MORGAN, INC.,144A
       2.79%, 04/10/02                        15,000              15,001

    LILLY DEL MAR, INC., 144A
       3.12%, 05/05/02                         5,000               4,936

    MBNA CORP.
     Series F
       2.96%, 05/16/02                        13,000              12,940
       3.65%, 05/28/02                        11,000              11,003

    NATIONAL CONSUMER
     COOP BANK
     Series B
       3.93%, 04/08/02                        10,000              10,006
       4.17%, 05/06/02                        10,000              10,002

    NATIONS BANK CAPITAL
     TRUST III
       2.38%, 04/15/02                         3,500               3,095

    NEVADA POWER CO.
       3.48%, 04/15/02                         5,000               5,004

    POPULAR NA, INC.
       3.48%, 04/15/02                        15,000              15,010

    PSEG CAPITAL CORP.,
     144A
       3.12%, 03/11/02                         7,500               7,499

    QWEST CAPITAL FUNDING,
     INC., 144A
       2.32%, 04/08/02                         5,000               5,004

    SOCIETE GENERALE
       2.34%, 04/18/02                         6,200               6,016

    TRW, INC.
     Series E
       2.33%, 03/25/02                           100                100

    UTILICORP UNITED,
     INC., 144A
       2.78%, 05/15/02                         8,000              7,975
                                                                -------
                                                                301,344

   COLLATERALIZED MORTGAGE OBLIGATIONS
   25.8% of investments

   NON-U.S. GOVERNMENT AGENCY SECURITIES 15.9%
   -------------------------------------------------------------------
    ABN AMRO MORTGAGE CORP.
     Series 2001-1 Class A1
       6.00%, 05/25/31                         9,314              9,482

    BANK OF AMERICA
     MORTGAGE SECURITIES
     Series 2001-E Class A2
       5.62%, 09/25/31                        15,000             15,569
     Series 2001-F Class A2
       5.61%, 11/25/31                         9,011              9,105
     Series 2001-H Class A1
       5.37%, 12/25/31                         9,934              9,857
     Series 2002-A Class A1
       5.24%, 02/25/32                         7,970              7,968

    CHASE MORTGAGE FINANCE CORP.
     Series 2000-S1 Class A1
       7.25%, 02/25/30                           965                971
     Series 2002-S4 Class A3
       5.75%, 03/25/32                        20,000             20,550

    COUNTRYWIDE ALTERNATIVE
     LOAN TRUST
     Series 2001-5 Class A1
       6.50%, 06/25/31                         8,785              9,024
     Series 2001-7 Class A10
       6.50%, 08/25/31                         8,926              9,178

See the Financial Notes, which are integral to this information.

SCHWAB YIELDPLUS FUND(R) - FINANCIALS


PORTFOLIO HOLDINGS Continued
As of February 28, 2002; unaudited.

   SECURITY
   SERIES                                    FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                   ($ x 1,000)     ($ x 1,000)

      COUNTRYWIDE HOME LOANS
      Series 2000-5 Class 1A1
        7.75%, 10/25/30                             345             346
      Series 2001-HYB2
        Class 2A
        6.35%, 09/19/31                          14,255          14,495
      Series 2001-23
        Class 2A
        5.41%, 12/25/31                          10,941          11,147
      Series 2001-23
        Class 3A2
        6.25%, 12/25/31                          13,192          13,340
      Series 2002-1
        Class 1A1
        5.36%, 03/19/32                          10,285          10,394

++(3) FIRST HORIZON ASSET
       SECURITIES,INC.
      Series 2002-2 Class PA
       5.50%, 06/25/30                          26,253          26,811

      GE CAPITAL MORTGAGE
       SERVICES,INC.
      Series 1996-6 Class A10
       7.00%, 04/25/26                             423             423

      IMPAC SECURED ASSET
       COMMON OWNER TRUST
      Series 2001-8 Class A1
       6.50%, 01/25/32                           6,735           6,875

      LTC COMMERCIAL MORTGAGE
       PASS-THROUGH CERTIFICATES
      Series 1993-1 Class A
        7.10%, 11/28/12                           4,582           4,685

      PNC MORTGAGE
       SECURITIES CORP.
      Series 1998-1 Class 5A3
        6.48%, 02/25/28                             600             600

      PRUDENTIAL HOME
       MORTGAGE SECURITIES
      Series 1994-20 Class A8
        6.55%, 05/25/09                           1,387           1,413
      Series 1993-1 Class A7
        7.50%, 02/25/23                             561             561

      RESIDENTIAL ACCREDIT
       LOANS, INC.
      Series 2000-QS2 Class A4
        7.75%, 02/25/30                           5,000           5,065

      RESIDENTIAL FUNDING
       MORTGAGE SECURITIES
       I TRUST
      Series 1993-S13 Class A9
        6.52%, 03/25/08                           3,712           3,705
      Series 1993-S15 Class A6
        6.92%, 04/25/08                              93              93
      Series 1999-S21 Class A7
        7.00%, 09/25/10                           1,555           1,608
      Series 1999-S13 Class A4
        6.00%, 05/25/29                          10,000          10,142
      Series 2001-S15 Class A1
        6.75%, 07/25/31                          11,313          11,600

      RESIDENTIAL FUNDING
       SECURITIES CORP.
      Series 2001-RM1 Class A
        6.18%, 12/25/29                            6,921          7,029

      RYLAND MORTGAGE
       SECURITIES CORP.
      Series 1993-3 Class 9
        6.71%, 08/25/08                            1,601          1,632

      SEARS MORTGAGE SECURITIES
      Series 1993-11 Class T5
        7.04%, 07/25/23                            6,591          6,724

      STRUCTURED ASSET
       SECURITIES CORP.
      Series 2001-14A Class 2A1
        6.05%, 08/25/31                           10,990         11,107

      WASHINGTON MUTUAL MSC
       MORTGAGE PASS-THROUGH
      Series 2001-AR1 Class A
        6.03%, 12/26/31                           14,321         14,514

      WELLS FARGO MORTGAGE
       BACKED SECURITIES TRUST
      Series 2000-8 Class A1
        7.00%, 09/25/30                            3,858          3,950
      Series 2001-15 Class 2A1
        6.00%, 07/25/31                           15,000         15,347
      Series 2001-25 Class IA1
        6.20%, 10/25/31                           10,369         10,495
                                                               -------
                                                               285,805

    U.S. GOVERNMENT AGENCY SECURITIES 9.9%
    -----------------------------------------------------------------

    FANNIE MAE
       5.15%, 01/01/32            8,049      8,199
       5.80%, 06/01/31            5,991      6,108
       6.05%, 07/01/31            6,485      6,620
       6.10%, 07/01/31            8,859      9,101
       6.24%, 08/01/39           11,576     11,918
       5.53%, 10/01/31            8,439      8,547
       6.05%, 10/01/31           14,623     14,978
       5.56%, 11/01/31           10,442     10,570
       5.80%, 11/01/31           14,150     14,410
     Series G93-31 Class PJ
       6.55%, 10/25/20           10,000     10,335
     Series 1993-20 Class G
       7.00%, 02/25/21            9,938     10,227
     Series 1999-40 Class OC
       6.30%, 11/25/21            3,900      3,975
     Series 1996-35 Class D
       7.00%, 03/25/23              407        407
     Series 2000-53 Class A
       7.00%, 11/25/23            2,338      2,360
     Series 1996-51 Class AL
       7.00%, 12/18/24            2,098      2,109

See the Financial Notes, which are integral to this information.

   SECURITY
   SERIES                                    FACE VALUE       MKT. VALUE
       RATE, MATURITY DATE                   ($ x 1,000)     ($ x 1,000)

    FREDDIE MAC
     6.00%, 05/01/08                             3,854           3,938
     6.10%, 07/01/29                            17,468          17,799
     6.53%, 04/01/31                            10,006          10,285
     5.45%, 10/01/31                             9,844           9,851
    Series 61 Class D
     9.30%, 11/15/20                             2,070           2,171
    Series 1350 Class H
     7.50%, 03/15/21                               420             421
    Series 1993 Class PB
     6.50%, 01/15/22                             3,225           3,250
    Series 1768 Class PG
     7.50%, 03/15/22                               589             590
    Series 1921 Class C
     6.50%, 07/15/24                             2,700           2,800

    VENDEE MORTGAGE TRUST
    Series 2001-2 Class B
     6.75%, 11/15/14                             3,000           3,112
    Series 2001-1 Class 2B
     7.00%, 12/15/22                             4,000           4,212
                                                               -------
                                                               178,293



    COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
    10.5% of investments

    SECURITY                                 FACE VALUE       MKT. VALUE
       RATE, MATURITY DATE                   ($ x 1,000)     ($ x 1,000)
     ATLANTIS TWO FUNDING
      CORP.
      2.25%, 03/01/02                           12,675          12,675
(1)   2.35%, 03/01/02                           33,000          33,000
      2.25%, 03/27/02                            5,761           5,752

     BOMBARDIER CAPITAL
      2.18%, 03/14/02                           10,000           9,992
      2.25%, 03/28/02                            6,500           6,489

     DUKE ENERGY FIELD
      SERVICE, L.L.C.
      2.10%, 03/04/02                            6,000           5,999
      2.12%, 03/04/02                           10,000           9,998

     GENERAL MOTORS
      ACCEPTANCE CORP.
      2.15%, 03/13/02                           21,000          20,985

     HERTZ CORP.
      2.25%, 03/22/02                           19,000          18,975

(10) KELLOGG CO.
      2.00%, 03/01/02                           21,000          21,000

     KINDER MORGAN
      ENERGY PARTNERS
      2.25%, 03/13/02                            4,250           4,247
      2.30%, 03/22/02                           15,000          14,980

(4)  VIACOM, INC.
      2.10%, 03/05/02                           24,524          24,518
                                                               -------
                                                               188,610

    U.S. GOVERNMENT SECURITIES
    0.1% of investments

  * U.S. TREASURY BILLS
     1.71%, 06/27/02                             1,000               994

    PREFERRED STOCK
     0.3% of investments

    SECURITY AND NUMBER OF SHARES         MKT. VALUE
                                          ($ x 1,000)

    CREDIT LYONNAISE CAPITAL
     SCA 144A
    205,761                                   5,288

    ROYAL BANK OF SCOTLAND
     GROUP, PLC
    35,300                                      900
                                              -----
                                              6,188

    OTHER INVESTMENT COMPANIES
    0.0% of investments

    PROVIDENT INSTITUTIONAL FUNDS --
    FED FUNDS PORTFOLIO   796,786               797

    ---------------------------------------------------------------------
    END OF PORTFOLIO HOLDINGS.
    For totals, please see the first page of holdings for this fund.

    See the Financial Notes, which are integral to this information.

SCHWAB YIELDPLUS FUND(TM) - FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of February 28, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------
Investments, at market value                             $1,799,241 (a)
Receivables:
      Fund shares sold                                        3,035
      Interest                                               20,168
      Due from brokers for futures                               95
Prepaid expenses                                       +        329
                                                       ------------
TOTAL ASSETS                                              1,822,868

LIABILITIES
-------------------------------------------------------------------
Payables:
      Fund shares redeemed                                    4,734
      Dividends to shareholders                               1,169
      Investments bought                                     37,213
      Transfer agent and shareholder service fees                31
      Investment adviser and administrator fees                  57
Accrued expenses                                       +        146
                                                       ------------
TOTAL LIABILITIES                                            43,350

NET ASSETS
-------------------------------------------------------------------
TOTAL ASSETS                                              1,822,868
TOTAL LIABILITIES                                      -     43,350
                                                       ------------
NET ASSETS                                               $1,779,518

NET ASSETS BY SOURCE
Capital received from investors                           1,798,860
Distributions in excess of net investment income               (830)
Net realized capital losses                                 (17,549) (b)
Net unrealized capital losses                                  (963)

NET ASSET VALUE (NAV)

                                            SHARES
SHARE CLASS         NET ASSETS    /    OUTSTANDING    =      NAV
Investor Shares       $349,242              35,448         $9.85
Select Shares(R)    $1,430,276             145,186         $9.85

(a) The fund's amortized cost for these securities was $1,799,444. Not counting short-term obligations and government securities, the fund paid $565,424 for securities during the reporting period, and received $154,651 from securities it sold or that matured. For long-term government securities, the fund paid $70,254 during the reporting period and received $35,023 for securities it sold or that matured. This includes $61,389 in transactions with other SchwabFunds(R).

(b) These derive from investments, futures and short sales. As of the report date, the fund held five hundred fifty U.S. Treasury Note futures contracts due to expire on March 28, 2002, with a contract value of $115,715 and an unrealized loss of $760.

FEDERAL TAX DATA
----------------------------------------------------
COST BASIS OF PORTFOLIO                   $1,799,444
NET UNREALIZED GAINS AND LOSSES:
Gains                                     $   10,094
Losses                                  +    (10,297)
                                        ------------
                                          $     (203)
UNUSED CAPITAL LOSSES:
Expires 08/31 of:
    2009                                  $    1,318
DEFERRED CAPITAL LOSSES                   $      342

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For September 1, 2001 through February 28, 2002; unaudited. All numbers x 1,000.


INVESTMENT INCOME
---------------------------------------------------------------------
Interest                                                   $   35,531

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------
Net realized losses on investments sold                       (14,465)
Net realized losses on futures contracts                       (1,428)
Net realized gains on short sales                      +           70
                                                       --------------
NET REALIZED LOSSES                                           (15,823)

NET UNREALIZED LOSSES
---------------------------------------------------------------------
Net unrealized losses on investments                           (5,689)
Net unrealized losses on futures contracts             +         (750)
                                                       --------------
NET UNREALIZED LOSSES                                          (6,439)

EXPENSES
---------------------------------------------------------------------
Investment adviser and administrator fees                       2,251 a
Transfer agent and shareholder service fees
      Investor Shares                                             335 b
      Select Shares(R)                                            574 b
Trustees' fees                                                      9 c
Custodian and portfolio accounting fees                           143
Professional fees                                                  14
Registration fees                                                 251
Shareholder reports                                                38
Other expenses                                         +           11
                                                       --------------
Total expenses                                                  3,626
Expense reduction                                      -          575 d
                                                       --------------
NET EXPENSES                                                    3,051

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        35,531
NET EXPENSES                                           -        3,051
                                                       --------------
NET INVESTMENT INCOME                                          32,480
NET REALIZED LOSSES                                           (15,823) e
NET UNREALIZED LOSSES                                  +       (6,439) e
                                                       --------------
INCREASE IN NET ASSETS FROM OPERATIONS                     $   10,218

(a) Calculated as a percentage of average daily net assets: 0.35% of the first $500 million and 0.30% of assets beyond that.

(b) Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class.


(c)  For the fund's independent trustees only.


(d) This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least November 15, 2002, as follows:

                            % OF AVERAGE
     SHARE CLASS        DAILY NET ASSETS
     Investor Shares         0.55
     Select Shares(R)        0.40

     This limit doesn't include interest, taxes and certain non-routine expenses.

(e)  These add up to a net loss on investments of $22,262.

See the Financial Notes, which are integral to this information.

SCHWAB YIELDPLUS FUND(TM) - FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000. Figures for 9/1/01 - 2/28/02 are unaudited.

OPERATIONS
---------------------------------------------------------------------------------------------
                                                     9/1/01 - 2/28/02        9/1/00 - 8/31/01

Net investment income                                 $ 32,480                $26,487
Net realized losses                                    (15,823)                  (268)
Net unrealized gains or losses                      +   (6,439)                 5,428
                                                    ----------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  10,218                 31,647

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
      Investor Shares                                    6,128                  5,271
      Select Shares(R)                              +   27,182                 21,240
                                                    ----------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $ 33,310                $26,511

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------------
                               9/1/01 - 2/28/02            9/1/00 - 8/31/01
                              QUANTITY        VALUE       QUANTITY       VALUE
SHARES SOLD
      Investor Shares          24,561     $  244,122      18,004      $179,021
      Select Shares        +   97,558        970,055      68,609       682,293
                           ------------------------------------------------------
TOTAL SHARES SOLD             122,119     $1,214,177      86,613      $861,314

SHARES REINVESTED
      Investor Shares             547     $    5,425         461      $  4,576
      Select Shares        +    2,197         21,779       1,772        17,592
                           ------------------------------------------------------
TOTAL SHARES REINVESTED         2,744     $   27,204       2,233      $ 22,168

SHARES REDEEMED
      Investor Shares           8,123     $   80,556       5,303      $ 52,651
      Select Shares        +   31,837        315,202      15,214       150,912
                           ------------------------------------------------------
TOTAL SHARES REDEEMED          39,960     $  395,758      20,517      $203,563 (a)

NET INCREASE                   84,903     $  845,623      68,329      $679,919 (b)

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------

                              9/1/01 - 2/28/02        9/1/00 - 8/31/01
                            SHARES     NET ASSETS   SHARES     NET ASSETS

Beginning of period        95,731      $  956,987    27,402    $271,932
Total increase         +   84,903         822,531    68,329     685,055 (c)
                       ----------------------------------------------------
END OF PERIOD             180,634      $1,779,518    95,731    $956,987 (d)

(a) Dollar amounts are net of proceeds received from the 0.25% early with-drawal fee the fund charges on shares sold 90 days or less after buying them:

     CURRENT PERIOD
     Investor Shares        $ 32
     Select Shares(R)    +   138
                         -------
     TOTAL                  $170

     PRIOR PERIOD
     Investor Shares        $ 19
     Select Shares(R)    +    62
                         -------
     TOTAL                  $ 81

(b)  Represents shares sold plus shares reinvested, minus shares redeemed.

(c) Figures for shares represent the net changes in shares from the transac-tions described above. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

(d) Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

SCHWAB MARKETMANAGER PORTFOLIOS(R)

Growth Portfolio          2.7%
Balanced Portfolio        0.9%

See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES
Unaudited


BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB INVESTMENTS, A NO-LOAD, OPEN-END MANAGE- MENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS TWO SHARE CLASSES: Investor Shares and Select Shares(R). Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.
--------------------------------------------------------------------------------

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Investments. The fund discussed in this report is highlighted.

SCHWAB INVESTMENTS
Organized October 26, 1990

   Schwab 1000 Fund(R)
   Schwab Short-Term Bond Market Index Fund
   Schwab Total Bond Market Index Fund
   Schwab California Short/Intermediate
      Tax-Free Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab YieldPlus Fund(R)
-------------------------------------------------------------------------------

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a future, due to a difference in trading hours or to market conditions that may reduce the liquidity for a future or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary

FINANCIAL NOTES


from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ALSO SELL SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN).
When it does so, the fund also places assets worth at least 100% of the value of the shorted securities into a segregated account, as collateral. If the market value of the shorted securities subsequently falls, the fund can realize a gain. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the reporting period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, the fund may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketManager Portfolios(R).

The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

     BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

     SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
     SECURITIES: valued at fair value,
     as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

     FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

     SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

IF THE FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.

[GRAPHIC OF SAMPLE FINANCIAL HIGHLIGHTS TABLE]
                                                 Table is for illustration only.

The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operat-ing history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

[GRAPHIC OF SAMPLE FINANCIAL HIGHLIGHTS TABLE]
                                                 Table is for illustration only.

In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

Consistently high turnover can result in taxable distributions, which can lower after-tax performance -- although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE PORTFOLIO HOLDINGS]
                                                 Table is for illustration only.

The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.

Symbols that may appear in the Portfolio Holdings:

(1) Top ten holding -- shows a fund's ten largest positions, as measured by market value.

+ Credit-enhanced security -- indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them and may also make a security more liquid.

++ Delayed-delivery security -- indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.

** Certificate of participation -- indicates a security that offers "participation" in municipal lease revenues. A certificate of participation typically is associated with a facility that is leased to (and was built for) a municipal entity, and is generally considered somewhat riskier than a general obligation bond.

* Collateral for open futures contracts -- indicates a security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.

With most types of bonds (and other debt obligations), the interest rate is set at the time of issue and doesn't change. However, some types of obli-gations are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

[GRAPHIC OF SAMPLE PORTFOLIO HOLDINGS]
                                                 Table is for illustration only.

For all bonds, the report shows the issuer, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

Most equity and bond funds keep at least a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

In this example, the investment shown is one that seeks to maintain a stable $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

During its lifetime, a bond may trade at a premium or a discount to its face value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the sub-group. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

HOW TO READ THIS REPORT Continued

[GRAPHIC OF SAMPLE ASSETS AND LIABILITIES]
                                                 Table is for illustration only.

The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).

A fund may treat capital losses that are realized after October 31 of a given year as occurring at the beginning of the following fiscal year. This can help avoid certain unintentional tax consequences created by the required timing of dividend payments relative to the fund's fiscal year end.

Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

[GRAPHIC OF SAMPLE FEDERAL TAX DATA]
                                                 Table is for illustration only.

[GRAPHIC OF SAMPLE STATEMENT OF OPERATIONS]
                                                 Table is for illustration only.

The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the report period.

These represent the change in unrealized gains or losses over the report period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to com-pute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued

[GRAPHIC OF SAMPLE CHANGES IN NET ASSETS]
                                                 Table is for illustration only.

The Statements of Changes in Net Assets compare a fund's performance during the current report period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

From this section, you can see how the size of a fund was affected by in-vestors buying and selling shares (as opposed to changes due to fund per-formance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their divi-dends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

These are the figures for the current report period.

These are the figures for the previous report period.

For mutual funds, the number of "shares outstanding" is the number of shares in existence.

GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See sidebar.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

--------------------------------------------------------------------------------
CREDIT RATINGS

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor's (S&P) or Moody's Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called "junk bonds"). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
--------------------------------------------------------------------------------
[GRAPHIC OF CREDIT RATING SCALE]

GLOSSARY Continued

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond investment's sensitivity to interest rates. Calculations of duration take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but typically is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BOND A municipal bond that is secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITY A bond or other debt security that represents ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BOND, MUNICIPAL SECURITY Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

REVENUE BOND A municipal bond that is issued to finance public works and is secured by revenue from a public works project (such as a highway or stadium) rather than the full faith and credit of the issuer.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative.
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
      Communications Focus Fund
      Financial Services Focus Fund
      Health Care Focus Fund
      Technology Focus Fund
Schwab MarketManager Portfolios(R)
      Small Cap Portfolio
      International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
      All Equity Portfolio
      Growth Portfolio
      Balanced Portfolio
      Conservative Portfolio
Schwab MarketManager Portfolios
      Growth Portfolio
      Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)








1    Shares of Sweep Investments(TM) may not be purchased over the internet.

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR
Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120 - 7575


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